Net sales (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of Net Sales
Net sales by sales channels:

	Year ended December 31,
(CHF in millions)	2024	2023	2022

Wholesale	1,375.5	1,120.3	777.0
Direct-to-Consumer	942.8	671.8	445.1
Net sales	2,318.3	1,792.1	1,222.1

Net sales by product groups:

	Year ended December 31,
(CHF in millions)	2024	2023	2022

Shoes	2,199.6	1,711.4	1,167.5
Apparel	101.0	68.9	47.3
Accessories	17.7	11.8	7.4
Net sales	2,318.3	1,792.1	1,222.1
Net sales by geographic regions (based on location of customers):

	Year ended December 31,
(CHF in millions)	2024	2023	2022

Americas	1,480.3	1,162.2	763.8
thereof the United States	1,367.7	1,082.1	718.5
Europe, Middle East and Africa	577.8	488.7	378.1
thereof Switzerland	38.7	46.0	51.5
Asia-Pacific	260.2	141.1	80.2
Net sales	2,318.3	1,792.1	1,222.1
Net sales by geographic regions as previously reported:

Year ended December 31,
(CHF in millions)	2022

Europe	354.3
thereof Switzerland	51.5
North America	738.5
Asia-Pacific	80.2
Rest of world	49.1
Net Sales	1,222.1